Leases (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	May 31, 2021
Leases (Details) [Line Items]
Lease agreement, description				The Company has a lease agreement for office space in New York from June 1, 2020 through May 31, 2021, with annual payments of $46,896 and converted to month to month lease in June 2021 and terminated the month to month lease on October 2021.
Operating lease expenses	$ 32,580	$ 47,000
Forecast [Member]
Leases (Details) [Line Items]
Lease agreement, description			The Company has a new lease agreement for office space in New York from July 1, 2021 through June 30, 2022, with a rental fee of $3,300 per month.